Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis of preparation of the consolidated financial statements
(2)	Basis of preparation of the consolidated financial statements
Applied Professional Accounting Standards

(a)	Statement of compliance
The consolidated financial statements for the years ended December 31, 2019 and 2018 have been prepared in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements of the group for the year ended December 31, 2019 were prepared and submitted by Management and authorized for issuing by Audit Committee on June 8, 2020 that have been delegated by the Board of Directors.

(b)	Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for, land and buildings (classified as administrative property), assets held for sale, derivative financial instruments and plan assets, which have been measured at fair value. The carrying values of recognized assets and liabilities that are designated as hedged items in cash flow for changes in fair value that would otherwise be carried at amortized cost are adjusted to recognize changes in the fair values attributable to the risks that are being hedged in effective hedge relationships.

(c)	Functional and presentation currency
The Group’s consolidated financial statements are presented in US Dollars, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The Group uses the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

(d)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The following are critical judgments used in applying accounting policies that may have the most significant effect on the amounts recognized in the consolidated financial statements:

•
The Group operates certain aircraft under a financing structure which involves the creation of structured entities that acquire aircraft with bank and third–party financing. This relates to 100 aircraft from the A319, A320, A321, A330, A330F, ATR72, E190 and B787 families. The Group has determined, based on the terms and conditions of the arrangements, that the Company controls these special purpose entities (“SPE”) and therefore, SPEs are consolidated by the Group and these aircraft are shown in the consolidated statement of financial position as part of Property and Equipment with the corresponding debt shown as a liability.

The following assumptions and estimation uncertainties may have the most significant effect on the amounts recognized in the consolidated financial statements within the next financial year:

•
The Group recognizes revenue from tickets that are expected to expire without having been used based on historical data and experience. To define the expected expiration, with the support of an independent third-party specialist, the administration must make informed estimates of the historical experience, which is an indication of the future behavior of the clients, analyzed by type of rate. As indicated by the accumulated data, the administration evaluates the historical data once a year or more frequently according to experience and makes the necessary adjustments.

•
The Group believes that the tax positions taken are reasonable. However, tax authorities by audits proceedings may challenge the positions taken resulting in additional liabilities for taxes and interest that may become payable in future years. Tax positions involve careful judgment on the part of management and are reviewed and adjusted to account for changes in circumstances, such as lapse of applicable statutes of limitations, conclusions of tax audits, additional exposures derived from new legal issues or court decisions on a particular tax. The Group establishes provisions, based on their estimation on feasibility of a negative decision derived from an audit proceeding by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and different interpretations of tax regulations by the taxable entity and the responsible tax authority. Actual results could differ from estimates.

•
Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized and the tax rates used, based upon the likely timing and the level of future taxable profits together with future tax planning strategies, and the enacted tax rates in the jurisdictions in which the entity operates.

•
The Group measures administrative land and buildings primarily in Bogota, Medellin, San Jose, and San Salvador at revalued amounts with changes in fair value being recognized in other comprehensive income. The Group engaged independent valuation specialists to assists management in determine the fair value of these assets as of December 31, 2019. The valuation techniques used by these specialists require estimates about market conditions at the time of the report.

•
The Group estimates useful lives and residual values of property and equipment, including fleet assets based on network plans and recoverable value. Useful lives and residual values area revaluated annually considering the latest fleet plans and business plan information. In the note 13 provides more information about the net book value of the property and equipment and their respective depreciation charges.

•
The Group evaluates the carrying value of long-lived assets subject to amortization or depreciation whenever events or changes in circumstances indicate that an impairment may exist. For purposes of this testing, the Company has generally identified the aircraft fleet type as the lowest level of identifiable cash flows. An impairment charge is recognized when the asset’s carrying value exceeds its net undiscounted future cash flows and its fair market value. The amount of the charge is the difference between the asset’s carrying value and fair market value.

Goodwill and indefinite-lived intangible assets are not amortized but are reviewed for impairment annually or more frequently if events or circumstances indicate that the asset may be impaired.

•
The cost of defined benefit pension plans and other post–employment medical benefits and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions which may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexity of the valuation, the underlying assumptions and its long–term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.

For determines the discount rate of the pension plans in Colombia, the management takes as a reference the rate of the bonds issued by the Colombian Government
The mortality rate is based on publicly available mortality tables in Colombia. Future salary increases and pension increases are based on expected future inflation rates in Colombia.

•
The Group estimated the breakage of miles, supported by a third valuation specialist to assist management in this process. The Group considers the behavior of the members based on a segmentation into statistically homogeneous groups of members to be able to project future behaviors, and therefore is considered to be more robust in predicting redemption rates by segment and breakage estimates of the Program.

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The Group estimated a provision for expected credit losses based on informed and reasonable information about past events, present conditions and reasonable and justifiable forecasts regarding future economic conditions, considering credit risk, classification and late payment.

•
The Group recognizes a provision in the balance sheet when a third-party account has a legal or implicit obligation as a result of a past event, and it is probable that an exit of liquidity benefits to the obligation is required. In relation to provisions for litigation, the main source of uncertainty is the time of the outcome of the process.

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Aircraft lease contracts establish certain conditions in which aircraft shall be returned to the lessor at the end of the contracts. To comply with return conditions, the Group incurs costs such as the payment to the lessor of a rate in accordance with the use of components through the term of the lease contract, payment of maintenance deposits to the lessor, or overhaul costs of components. In certain contracts, if the asset is returned in a better maintenance condition than the condition at which the asset was originally delivered, the Group is entitled to receive compensation from the lessor. The Group accrues a provision to comply with return conditions at the time the asset does not meet the return condition criteria based on the conditions of each lease contract. The recognition of return conditions require management to make estimates of the costs with third parties of return conditions and use inputs such as hours or cycles flown of major components, estimated hours or cycles at redelivery of major components, projected overhaul costs and overhaul dates of major components. At redelivery of aircraft, any difference between the provision recorded and actual costs is recognized in the result of the period.

(e)	Reclassifications
Reclassification have been made to the prior year consolidated financial statements to conform to the current period presentation:

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“Accounts payable” in the amount of $68,302 in the consolidated statements financial position and “Accrued expenses” in the amount of $12,182 were reclassified into “Employee benefits” at December 31, 2018 to reflect the short term obligation directly related to the employees in the corresponding item, these include salaries, vacations, bonuses and other contributions.

•
“Short term investments” in the amount of $59,847 were presented separately in the consolidated statement financial position to disclose the rights related to funds invested between 3 months and 1 year separately. Previously, these balances were part of “deposits and other assets”.

•	The above reclassifications have no effect on the consolidated statement of cash flow.
Based on an analysis of quantitative and qualitative factors, the Group determined that the related impacts are not material for the consolidated financial statements presented previously, and therefore, amendments to the previously submitted reports are not required.

(f)	Going Concern
The consolidated financial statements have been prepared on a going concern basis.
The Group has recognized a net loss after tax of $893,995 for the year ended December 31, 2019 and, as at that date, the consolidated statement of financial position reflected an excess of current liabilities over current assets of $495,580 (excluding air traffic liability and frequent flyer deferred revenue). However, the net loss includes $599,124 as described in note 37, of significant special charges incurred during 2019, associated with the organizational transformation plan, called “Avianca 2021”.
Since the fourth last quarter 2018 through the third quarter of 2019, management disclosed that it had circumstances that raised substantial doubt about the Group’s ability to continue as a going concern, related to a potential change control that was possible at that time. On November 29, 2018, the controlling shareholder of the Group (BRW Aviation LLC) obtained a loan from United Airlines, Inc. (“United”), as lender, and Wilmington Trust, National Association, as administrative and collateral agent (“Wilmington”) and pledged its shares in Avianca Holdings S.A. as security for this loan agreement, which required the compliance with certain covenants by the controlling shareholder, including compliance with the Group financial ratios. On April 10, 2019, BRW and United informed Avianca Holdings that BRW was in default with the collateral coverage ratio covenant under the United Loan Agreement and that no waiver was granted. A change of control at the Group would breach covenants included in certain loan and financing, aircraft rental, and other agreements of the Company, which in turn could trigger early termination or cancelation of these contracts. On May 24, 2019, United initiated and filed an enforcement action against BRW and BRW Holding to enforce the share pledge and seeking to take control of the 78.1% of Avianca Holding’s common shares. Likewise, United appointed Kingsland Holdings Limited (“Kingsland”) as BRW’s manager and, as a result, BRW Holding lost the right to direct the manner in which BRW votes the shares subject to the pledge. Through its ownership of the Group’s common shares and its authority as manager of BRW (with the right to direct the voting of the pledged shares), Kingsland assumed voting control over Avianca Holdings. According to the assessment of the Group Kingsland Holdings is a permitted holder under its financing agreements. As such, no change in control has occurred since its appointment as independent third party.
The Group´s ability to meet these obligations depended on whether the management could renegotiate the terms and conditions with lenders and obtain new sources of financing to meet the short-term obligations.
Besides of the change control situation, during 2019 several events occurred which created significant uncertainty as to whether the Group had the capacity to continue as a going concern.

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At the end of April 2019, Avianca Holdings received reservation of rights letters from 2 Facility Agents in its Export Credit Agencies (ECA) financings. The mentioned reservation of rights letters was related to the acquisition of certain ATR turboprop aircraft by Synergy Aerospace, which were not operated by Avianca Holdings. In those letters, the Facility Agents stated that Synergy Aerospace had failed to comply with certain obligations under other transactions that were supported by the ECAs. The non-compliance
of Synergy under its ECA obligations could have caused a potential default under Avianca Holdings’ ECA contracts.

•
In line with the above mentioned, events Avianca Holdings was unable to launch a liability management transaction to refinance its $550 million 8.375% Senior Notes due 2020. On May 13 th
2019, S&P Global Ratings downgraded Avianca Holdings S.A. from “B” to “CCC+”, while reducing its rating outlook from Stable to Negative given the higher refinancing risk. The above referenced default of Synergy and ratings downgrade had prevented us from consummating certain anticipated transactions that we expected would have resulted in a significant improvement in our liquidity. Additionally, the foregoing events severely impacted our efforts to refinance near-term maturities of existing debt and our ability to finance capital expenditures.

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On June 25, we unilaterally suspended the payment of operating leases of some aircraft, as well as debt repayment payments, as we seek to obtain deferrals from creditors with a debt of approximately $2,876 million, of which $2,365 million represent long-term debt term, under various debt, lease and other agreements.

In an effort to protect current liquidity levels, our board of directors adopted a transformation plan, which we refer to as the “Avianca 2021” strategic plan, designed to improve operational efficiencies, and reprofile our financial obligations. As part of the “Avianca 2021” strategic plan we adopted following measures:
Re-profiling
of financial commitments:

•
Avianca Holdings has executed amendments to its financing agreements, in order to include United and its subsidiaries, the collateral agent and the independent third party, each pursuant to the United Loan Agreement, as permitted holders under such financing agreements in order that enforcement actions, such as the voting of the shares of Avianca Holdings by United, such collateral agent or such independent third party, would not constitute a change of control under any such financing agreements. These amendments permitted and would permit United to enforce the share pledge in connection with the United Loan Agreement and take ownership of the common shares of Avianca Holdings without causing a change of control under any of these financing agreements of Avianca Holdings.

•
In addition to the negotiations for the suspended payments mentioned above, and considering the new situation of the Group, it was possible to renegotiate mainly the clauses of financial and non-financial
Covenants. (See notes 16 and 36)

•
Avianca Holdings successfully reached broad agreement with its creditors allowing it to comply with key conditions precedent for funding of the Convertible Loans by United and Kingsland. As consequence, on December 9, 2019, Avianca Holdings drew the $250 million convertible senior secured stakeholder loan provided by United Airlines and Kingsland Holdings limited. In turn, the funding of the Convertible Loans allowed Avianca’s agreements with its creditors to go effective, reprofiling substantially all of its loans and aircraft lease obligations. In addition, funding of the Convertible Loans triggered the automatic exchange of approximately $484 million aggregate principal amount of Avianca’s current May 2020 bonds (the “Secured May 2020 Bonds”) for secured bonds due May 2023 (the “Secured May 2023 Bonds”), under the terms of a previously announced, successfully executed exchange offer for Avianca’s original May 2020 Bonds (the “Unsecured May 2020 Bonds”). Further, Avianca Holdings also secured $125 million in additional secured financing commitments. These financing commitments include: (i) $50 million in commitments for convertible loans, on substantially the same economic terms as the Stakeholder Loan, from a group of Latin American investors, and (ii) $75 million in commitments for senior secured convertible loans and bonds, as a bridge to completion of a potential US$125 million convertible bond offering to preferred shareholders (the “Incremental Bonds”), including a commitment of US$50 million from an investment vehicle managed by Citadel Advisors LLC, for senior secured convertible bonds (the “Citadel Bonds”) and (y) a commitment of US$25 million for senior secured convertible loans from another group of Latin American investors (the “LatAm Bridge Loan”), on substantially the same economic terms as the Stakeholder Loan, except that any voluntary prepayment by the Group on or before the
9-month
anniversary of disbursement of the LatAm Bridge Loan will trigger a cash interest payment at 12% per annum over the amount prepaid.

•	It represented as of December 31, 2019, the Group has reach rectification of a breach of a long-term loan arrangement, that permitted classified $2,365 million as current portion.

•
During the second quarter 2020 Avianca Holdings expects to offer its preferred shareholders the opportunity to participate in a minimum of USD $125 million of to-be-offered
convertible bonds (the “Incremental Bonds”) under similar conditions to those established for the Convertible Loans, subject to adjustment for market conditions at the time such an offering is launched. Details and timing of such offering will be made available to AVH preferred shareholders, subject to applicable regulatory review and approvals.

•
Standard & Poor’s Global Ratings (“S&P”) has upgraded the Group from “SD” to
“B-”,
Outlook Stable, and upgraded its secured bonds to
“B-”
from
“CCC-”.
The full report issued by S&P is available on the Group’s website.

Fleet simplification

•	We are moving forward with deceleration of fleet additions and its simplification. The management has reached the following agreements to tailor its aircraft commitments to its future requirements:

○
In January 2020, we reached agreements with Airbus to optimize our fleet plan as part of our implementation of the Avianca 2021 Plan, the Group negotiated with Airbus the cancellation of some orders and a significant reduction of its scheduled aircraft deliveries in 2020, 2021, 2022, 2023 and 2024 for delivery in 2025 through 2029, which modifies the advanced payments and aircraft acquisition

○
These agreements provide comprehensive financial benefits, with significant Capex reduction in the period through the end of 2029 of $1,035 million. In addition, we allowed deferring the PDP’s payments until 2024 for $2,087 million
, thereby improving the Group’s cash in the consolidation period of the “Avianca 2021” plan. (See note 34)

○
In order to reduce and standardize our fleet management
took the decision to sell 10 Embraer 190, 10 Airbus A318, 2 Airbus A319, 11 Airbus A320, 2 Airbus A330 and 1 Airbus A330F and also exit of 13 Cessna 208 and 2 ATR 42 for the sale of Sansa and La Costeña. Separately, Avianca Holdings has agreed to enter into an agreement sale and lease back transaction for up to 11 A320 and 4 A321 aircraft with Avalon Aerospace Leasing Limited, that are executed in the first quarter 2020. These operations represent net cash provided of $296 million and an impairment for $469 million. (See note 37)

With these reductions of our fleet, the management seeks a reorganization of its offer to be more consistent with demand. It will have also significantly simplified our operation, in maintenance costs, as well crew training.

Optimization of Operational Profitability

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Network adjustment is one of the main actions implemented during the year. The changes were made to service those with higher demand and better performance. Therefore, 25 routes were cancelled and frequencies were reduced. The adjustments took place mainly in the Central American, North American and Peruvian markets. Likewise, the Holding announced added capacity on some routes, increasing the number of flights between Bogotá and Cali, Medellin, Bucaramanga, Santiago de Chile, Orlando—US, and Barcelona—Spain, seeking to allocate resources in more profitable routes.

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Our board of directors also modified our strategy to focus on Bogotá as our primary strategic hub, as well as to focus on our overall profitability and cost-efficiency, deleveraging our balance sheet and revising our aircraft fleet plans.

Considering the Group’s projections regarding forecasted results of the strategic plan, management has a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. As such, the consolidated financial statements have been prepared on a going concern basis.

On March 2020 deriving from the spread of
COVID-19
(See Note 38), as a result of extremely challenging market conditions, suspension of our passenger travel operations, our current financial condition and the resulting risks and uncertainties surrounding our Chapter 11 proceedings (See Note 38), there is substantial doubt about our ability to continue as a going concern. Our ability to continue as a going concern is dependent upon, among other things, our ability to (i) resume our passenger travel operations profitably, which depends on many factors beyond our control, principally relating to developments from the spread of
COVID-19,
its impact on demand for passenger air travel and government measures regarding travel restrictions, quarantine requirements and others, and (ii) successfully develop and implement our Chapter 11 plan of reorganization.